Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2020
Disclosure of other provisions [Line Items]
Beginning balance	$ 304	$ 207	$ 180
Additional/(reversal of) provisions recognized	221	184	192
Used / forfeited during the year	(125)	(87)	(165)
Acquired by business combinations (Note 14)				$ 15
Ending balance	415	304	207
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	173	132	132
Additional/(reversal of) provisions recognized	131	127	164
Used / forfeited during the year	(122)	(86)	(164)
Acquired by business combinations (Note 14)				0
Ending balance	182	173	132
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	67	19	0
Additional/(reversal of) provisions recognized	92	48	19
Used / forfeited during the year	(3)	0	0
Acquired by business combinations (Note 14)				15
Ending balance	171	67	19
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	59	51	43
Additional/(reversal of) provisions recognized	(2)	9	9
Used / forfeited during the year	0	(1)	(1)
Acquired by business combinations (Note 14)				0
Ending balance	57	59	51
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	5	5	5
Additional/(reversal of) provisions recognized	0	0	0
Used / forfeited during the year	0	0	0
Acquired by business combinations (Note 14)				$ 0
Ending balance	$ 5	$ 5	$ 5